Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	12 Months Ended			18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
		Oct. 02, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
U.S. GOVERNMENT MONEY MARKET FUND
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)
Accumulated Value						$ 10,011.920000000	$ 10,000.000000000		$ 10,089.683000000		$ 10,270.589000000		$ 10,445.049000000		$ 10,447.702000000		$ 10,448.541000000		$ 10,684.632000000		$ 11,226.386000000		$ 11,756.056000000	$ 12,208.040000000
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)
Accumulated Value						10,014.893	10,000		10,093.288		10,273.501		10,447.561		10,450.234		10,476.009		10,715.982		11,262.534		11,793.641	12,246.798
SMALL CAP CORE FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name					SMALL CAP CORE FUND (CLASS I/NSGRX)
Accumulated Value						12,357	10,000		13,675		13,904		10,734		19,760		19,635		18,029		21,747		20,852	25,553
SMALL CAP CORE FUND - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name					SMALL CAP CORE FUND (CLASS K/NSCKX)
Accumulated Value						12,357	10,000		13,675		13,904		10,734		19,772		19,666		18,077		21,826		20,953	25,696
HIGH YIELD FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name					HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)
Accumulated Value						11,291.41728	9,999.99744		11,784.72288		12,328.4766		11,096.40474		14,252.69904		14,164.94943		13,580.304		15,121.18946		16,204.28577	17,439.01601
CORE BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name					CORE BOND FUND (SHARES/NOCBX)
Accumulated Value						10,029.42815	9,999.9952		10,177.34406		10,558.37664		11,252.89425		11,600.30858		11,113.67698		10,563.20802		10,751.19395		11,281.75122	11,772.97327
SHORT BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name					SHORT BOND FUND (SHARES/BSBAX)
Accumulated Value	[1]					10,140.79105	10,000.00578		10,188.0012		10,494.27204		10,713.82598		11,181.24404		10,859.5677		10,876.96504		11,288.05986		11,898.1937	12,423.7376
GLOBAL TACTICAL ASSET ALLOCATION FUND
Account Value [Line Items]
Line Graph and Table Measure Name					GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)
Accumulated Value						11,073	10,000		12,020		12,196		10,960		14,460		15,028		14,085		15,486		16,421	18,667
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name					MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)
Accumulated Value						11,740.98926	10,000.00078		12,240.935		12,700.42085		11,342.33016		14,319.5734		14,470.63325		13,920.83495		15,447.18886		16,449.71284	17,480.8425
SMALL CAP INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					SMALL CAP INDEX FUND (SHARES/NSIDX)
Accumulated Value	[1]		$ 10,000			12,610			14,084		14,361		10,874		21,139		19,895		17,571		21,012		20,159	25,364
U.S. QUALITY ESG FUND - CLASS - I
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. QUALITY ESG FUND (CLASS I/NUEIX)
Accumulated Value	[1]	$ 10,000		$ 10,517				$ 11,473		$ 10,706		$ 17,188		$ 19,528		$ 18,006		$ 23,049		$ 24,181		$ 27,920
U.S. QUALITY ESG FUND - CLASS - K
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. QUALITY ESG FUND (CLASS K/NUESX)
Accumulated Value	[1]	10,000.00		10,516.94				11,472.75		10,705.61		17,196.16		19,553.91		18,047.74		23,112.78		24,285.44		28,056.47
SMALL CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name					SMALL CAP VALUE FUND (SHARES/NOSGX)
Accumulated Value			10,000.002620000			12,381.864000000			12,847.455780000		12,789.438240000		9,160.641000000		16,231.387500000		16,764.496480000		15,507.518900000		18,419.335690000		17,685.460560000	21,740.639170000
INTERMEDIATE TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)
Accumulated Value			9,999.995480000			9,947.516800000			10,123.753980000		10,574.756500000		10,967.922120000		11,408.257020000		10,911.613440000		10,878.133150000		11,129.272000000		11,365.684000000	11,888.678340000
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Account Value [Line Items]
Line Graph and Table Measure Name					MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)
Accumulated Value			9,999.9984			11,296.01398			12,043.32855		12,553.92957		11,161.91264		14,042.96764		15,652.20132		14,959.25704		15,283.39655		16,729.87734	20,740.31232
INCOME EQUITY FUND - SHARES
Account Value [Line Items]
Line Graph and Table Measure Name					INCOME EQUITY FUND (SHARES/NOIEX)
Accumulated Value			10,000.00			11,293.23			12,657.18		13,627.09		11,943.32		18,323.18		21,312.61		19,866.42		25,138.80		27,606.18	33,004.79
INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name					INTERNATIONAL EQUITY FUND (SHARES/NOIGX)
Accumulated Value			10,000			11,332			12,887		12,172		9,643		13,841		14,323		14,319		16,478		17,898	23,294
FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name					FIXED INCOME FUND (SHARES/NOFIX)
Accumulated Value			9,999.99891			10,149.348			10,293.42664		10,702.38623		11,249.31738		11,882.55915		11,455.86576		10,854.46956		11,094.17304		11,662.22208	12,242.19863
U.S. GOVERNMENT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. GOVERNMENT FUND (SHARES/NOUGX)
Accumulated Value			10,000			9,871			9,811		10,133		11,014		10,840		10,353		10,170		10,334		10,772	11,102
STOCK INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					STOCK INDEX FUND (SHARES/NOSIX)
Accumulated Value	[1]		10,000			11,706			13,330		14,580		13,544		21,158		24,441		22,529		29,247		31,635	37,250
TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					TAX-EXEMPT FUND (SHARES/NOTEX)
Accumulated Value			10,000.003860000			9,976.829050000			10,236.204940000		10,724.628260000		11,189.356280000		11,689.771600000		11,132.901080000		10,896.190200000		11,196.318440000		11,386.438760000	11,907.895820000
CALIFORNIA TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)
Accumulated Value	[1]		9,999.99522			9,910.25924			10,179.0714		10,688.19104		11,144.96085		11,627.366		11,005.28794		10,891.06144		11,246.29272		11,416.60604	11,903.94222
ARIZONA TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)
Accumulated Value			10,000.002640000			9,977.143410000			10,173.724470000		10,696.434560000		11,109.395010000		11,464.858560000		10,920.474290000		10,827.441780000		11,112.996080000		11,243.389740000	11,693.552390000
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)
Accumulated Value						9,907.50	10,000.00		10,074.74		10,555.67		10,883.35		11,351.41		10,760.49		10,717.41		10,964.02		11,179.46	11,667.10
ULTRA-SHORT FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name					ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)
Accumulated Value			10,000			10,142			10,240		10,520		10,673		11,027		10,868		11,053		11,782		12,448	13,024
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK
Account Value [Line Items]
Line Graph and Table Measure Name					ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)
Accumulated Value			10,000			10,142			10,240		10,520		10,673		11,027		10,868		11,053		11,782		12,448	13,011
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name					TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)
Accumulated Value	[1]		9,999.997040000			10,091.840290000			10,153.062500000		10,360.828920000		10,527.469680000		10,697.598970000		10,546.265730000		10,707.997300000		11,161.021270000		11,608.844440000	11,972.510280000
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Account Value [Line Items]
Line Graph and Table Measure Name					MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)
Accumulated Value			10,000			10,272			10,675		12,093		9,812		13,108		15,077		12,116		13,021		12,899	13,742
ACTIVE M EMERGING MARKETS EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name					ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)
Accumulated Value			10,000.005120000			11,974.767100000			14,993.337200000		13,059.255010000		10,608.277170000		17,244.313740000		15,581.170400000		13,696.903800000		15,136.896080000		15,834.766950000	21,810.044220000
WORLD SELECTION INDEX FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name					WORLD SELECTION INDEX FUND (CLASS I/NSRIX)
Accumulated Value			10,000.0048			11,355.0469			12,874.66		13,451.0145		12,372.95295		18,756.67746		20,719.30164		19,326.89592		24,565.50585		25,268.2248	30,323.99565
WORLD SELECTION INDEX FUND - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name					WORLD SELECTION INDEX FUND (CLASS K/NSRKX)
Accumulated Value	[1]		10,000			11,355			12,875		13,451		12,373		18,771		20,737		19,355		24,618		25,337	30,417
LIMITED TERM TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)
Accumulated Value	[1]		10,000			9,988			9,996		10,323		10,537		10,904		10,568		10,733		10,920		11,243	11,637
LIMITED TERM U.S. GOVERNMENT FUND
Account Value [Line Items]
Line Graph and Table Measure Name					LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)
Accumulated Value			9,999.99973			9,923.13873			9,868.91262		10,112.2176		10,756.03128		10,728.69456		10,250.61665		10,187.59051		10,403.79268		10,943.66062	11,338.74358
BOND INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					BOND INDEX FUND (SHARES/NOBOX)
Accumulated Value	[1]		10,000			10,008			10,123		10,560		11,511		11,553		11,066		10,536		10,705		11,215	11,702
ACTIVE M INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name					ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)
Accumulated Value			10,000			10,827			12,913		12,216		10,079		16,087		15,919		16,008		18,730		19,895	24,801
EMERGING MARKETS EQUITY INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)
Accumulated Value						11,730	10,000		14,666		13,443		10,975		17,397		15,189		13,625		14,576		15,830	20,897
LARGE CAP CORE FUND
Account Value [Line Items]
Line Graph and Table Measure Name					LARGE CAP CORE FUND (SHARES/NOLCX)
Accumulated Value			10,000.005200000			11,459.530320000			13,102.493440000		13,816.205920000		12,258.305180000		19,076.114360000		22,352.659650000		20,789.324140000		27,330.288960000		29,574.098000000	36,060.647200000
MID CAP INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					MID CAP INDEX FUND (SHARES/NOMIX)
Accumulated Value	[1]					12,070.73	10,000.00		13,374.54		13,692.87		10,596.75		19,419.24		20,280.71		19,210.5		23,677.91		23,020.46	26,989.8
INTERNATIONAL EQUITY INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)
Accumulated Value	[1]		10,000.001610000			11,207.349960000			12,894.762890000		12,374.119140000		10,595.645000000		15,280.944480000		15,301.008000000		15,284.160320000		17,622.812160000		18,614.091300000	22,921.457920000
LARGE CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name					LARGE CAP VALUE FUND (SHARES/NOLVX)
Accumulated Value	[1]		10,000.00295			11,928.73588			12,696.21405		13,397.17652		10,696.083		17,222.59701		19,461.98619		18,454.12264		22,337.11728		23,397.72309	27,655.17328
GLOBAL REAL ESTATE INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name					GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)
Accumulated Value	[1]		10,000			10,281			11,011		12,172		9,481		12,633		14,129		11,199		12,177		12,723	14,046
BLOOMBERG U.S. AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG U.S. AGGREGATE BOND INDEX
Accumulated Value	[1]					10,044.05753	10,000		10,164.88807		10,620.33401		11,569.13352		11,651.3003		11,167.52446		10,633.33955		10,813.90484		11,341.58698	11,834.78932
BLOOMBERG UNIVERSAL INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG UNIVERSAL INDEX
Accumulated Value						10,192	10,000		10,346		10,815		11,589		11,931		11,427		10,900		11,191		11,777	12,324
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					RUSSELL 1000® INDEX
Accumulated Value	[1]	$ 10,000		$ 10,541.34868				$ 11,521.78986		$ 10,597.02219		$ 17,017.46625		$ 19,275.6929		$ 17,657.78865		$ 22,931.80955		$ 24,725.26105		$ 29,112.5959
BLOOMBERG U.S. MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG U.S. MUNICIPAL BOND INDEX
Accumulated Value			10,000			10,015			10,282		10,835		11,252		11,872		11,342		11,371		11,726		11,869	12,379
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® INDEX
Accumulated Value			10,000.00			11,717.22			13,356.68		14,625.09		13,604.57		21,270.97		24,598.99		22,697.86		29,480.26		31,912.88	37,594.47
MSCI WORLD EX USA INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI WORLD EX USA INDEX
Accumulated Value			10,000			11,193			12,751		12,350		10,511		15,332		15,798		15,365		17,715		18,654	22,943
BLOOMBERG GLOBAL AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG GLOBAL AGGREGATE BOND INDEX
Accumulated Value			10,000			9,810			10,494		10,454		10,893		11,401		10,671		9,810		9,858		10,159	10,592
MSCI ALL COUNTRY WORLD INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ALL COUNTRY WORLD INDEX
Accumulated Value			10,000			11,504	10,000		13,212		13,555		12,030		18,598		19,952		18,468		22,756		24,382	29,261
MSCI EMERGING MARKETS INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EMERGING MARKETS INDEX
Accumulated Value			10,000.000000000			11,721.493050000			14,643.905410000		13,558.730690000		11,160.768680000		17,677.355040000		15,668.161930000		13,991.526830000		15,131.804840000		16,356.260730000	21,189.843270000
MSCI WORLD INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI WORLD INDEX
Accumulated Value			10,000			11,476.67107			13,036.3137		13,559.53572		12,150.73427		18,716.20162		20,610.31431		19,163.02297		23,974.54945		25,661.97942	30,511.68396
MSCI WORLD EX USA IMI INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI WORLD EX USA IMI INDEX
Accumulated Value			10,000			11,187			12,860		12,349		10,437		15,496		15,855		15,244		17,464		18,350	22,725
RUSSELL 3000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					RUSSELL 3000® INDEX
Accumulated Value	[1]					11,807	10,000		13,438		14,616		13,282		21,587		24,161		22,088		28,558		30,620	36,157
MSCI EAFE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE INDEX
Accumulated Value	[1]		10,000.000000000			11,167.428820000			12,820.411010000		12,344.272380000		10,569.154640000		15,279.453650000		15,457.181040000		15,244.313790000		17,579.150070000		18,437.322540000	22,358.768100000
RUSSELL 2000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					RUSSELL 2000® INDEX
Accumulated Value						12,622	10,000		14,110		14,399		10,945		21,326		20,092		17,760		21,260		20,409	25,659
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX
Accumulated Value						11,638.69084	10,000		12,078.81884		12,795.14961		11,907.59558		14,723.51653		14,625.64793		14,135.18217		15,711.37184		16,919.85254	18,105.87773
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX
Accumulated Value	[1]					10,071.10188	10,000		10,094.93671		10,400.76336		10,871.42075		11,042.61281		10,721.40625		10,749.58933		11,124.9074		11,748.55864	12,213.33784
Blended Index - 60% MSCI All Country World Index And 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					BLENDED INDEX - 60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX
Accumulated Value						10,902	10,000		11,916		12,344		11,957		15,634		16,056		15,070		17,220		18,305	20,799
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX
Accumulated Value						11,687.3609	10,000		12,119.30421		12,838.23357		11,880.34438		14,638.92468		14,595.58393		14,073.445		15,630.19796		16,817.676	17,977.6268
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG MUNICIPAL 1-15 YEAR INDEX
Accumulated Value			10,000.000000000			10,009.501190000			10,190.551600000		10,709.422010000		11,063.605170000		11,607.812090000		11,119.556610000		11,297.967800000		11,594.088150000		11,776.194250000	12,304.038000000
S&P GLOBAL INFRASTRUCTURE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P GLOBAL INFRASTRUCTURE INDEX
Accumulated Value			10,000			11,068.94035			11,533.71271		12,478.71192		9,744.51532		13,251.46429		15,353.60822		14,700.35764		15,159.16462		17,851.74231	22,466.25399
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX
Accumulated Value			10,000			9,933			9,919		10,295		11,214		11,079		10,618		10,456		10,628		11,197	11,642
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX
Accumulated Value	[1]		10,000			9,983.25303			10,270.59584		10,792.69009		11,246.91503		11,804.55988		11,249.26548		11,328.29945		11,684.6868		11,797.21471	12,301.38677
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG ARIZONA MUNICIPAL BOND INDEX
Accumulated Value			10,000.000000000			10,021.961030000			10,244.045780000		10,766.161460000		11,105.165480000		11,734.921130000		11,211.877510000		11,180.946490000		11,509.124650000		11,695.638730000	12,171.357870000
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX
Accumulated Value						9,960	10,000		10,105		10,651		10,986		11,475		10,885		11,143		11,370		11,503	12,015
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX
Accumulated Value			10,000			10,056			10,122		10,369		10,767		10,786		10,684		10,793		11,258		11,818	12,252
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX
Accumulated Value	[1]		10,000.000000000			10,067.000000000			10,136.000000000		10,322.000000000		10,462.000000000		10,584.000000000		10,545.000000000		10,727.000000000		11,031.000000000		11,425.000000000	11,766.000000000
ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
Accumulated Value	[1]		10,000.000000000			10,064.000000000			10,110.000000000		10,363.000000000		10,541.000000000		10,801.000000000		10,564.000000000		10,712.000000000		10,951.000000000		11,343.000000000	11,712.000000000
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
Accumulated Value	[1]		10,000.000000000			10,066.037887161			10,129.538946614		10,332.142564199		10,481.706996040		10,638.219790144		10,550.619103496		10,724.130078549		11,012.004284613		11,405.907223966	11,753.339450484
FTSE EPRA NAREIT DEVELOPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA NAREIT DEVELOPED INDEX
Accumulated Value			10,000			10,094			10,419		11,802		8,973		12,083		13,832		10,872		11,677		12,132	13,221
MSCI WORLD SELECTION INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI WORLD SELECTION INDEX
Accumulated Value			10,000			11,313.93443			12,798.36066		13,370.4918		12,281.96721		18,612.29508		20,618.03279		19,139.34426		24,333.60656		24,980.32787	29,877.86885
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX
Accumulated Value	[1]		10,000			10,053			10,106		10,441		10,648		11,039		10,673		10,843		11,061		11,402	11,820
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX
Accumulated Value			10,000			9,987.32346			9,978.00248		10,294.09572		10,998.83674		10,996.74884		10,562.24181		10,525.03244		10,781.54594		11,370.70675	11,811.77576
S&P MIDCAP 400® INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P MIDCAP 400® INDEX
Accumulated Value	[1]					12,091.87	$ 10,000.00		13,418.81		13,766.51		10,667.75		19,570.75		20,468.58		19,419.72		23,950.72		23,302.88	27,345.73
RUSSELL 1000 VALUE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					RUSSELL 1000® VALUE INDEX
Accumulated Value	[1]		$ 10,000			$ 11,922.30907			$ 12,750.65137		$ 13,474.18198		$ 11,160.88045		$ 17,420.73563		$ 19,453.52418		$ 18,303.13335		$ 22,012.82442		$ 23,593.45921	$ 27,336.64941

[1]	Index returns may not be visible due to high correlation with the Fund’s returns.